Financial Information of L3 and Its Subsidiaries, Condensed Combining Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 662	$ 363	$ 207	$ 442
Billed receivables, net	723	700
Contracts in process	1,933	1,858
Prepaid expenses and other current assets	689	505
Assets held for sale	135	0	0
Assets of discontinued operations	306	481	1,124
Total current assets	4,448	3,907
Goodwill	6,615	6,374	6,095
Other assets	1,666	1,584
Investment in and amounts due from consolidated subsidiaries	0	0
Total assets	12,729	11,865	12,069
Current liabilities	2,136	1,959
Liabilities held for sale	17	0
Liabilities of discontinued operations	226	235
Amounts due to consolidated subsidiaries	0	0
Other long-term liabilities	1,869	1,722
Long-term debt	3,330	3,325
Total liabilities	7,578	7,241
L3 shareholders' equity	5,083	4,553
Noncontrolling interests	68	71
Total equity	5,151	4,624	4,429	5,360
Total liabilities and equity	12,729	11,865
Subsidiaries [Member]
Current assets:
Cash and cash equivalents	432	262	109	358
Billed receivables, net	266	261
Contracts in process	706	694
Prepaid expenses and other current assets	330	236
Assets held for sale	0
Assets of discontinued operations	306	481
Total current assets	2,040	1,934
Goodwill	2,099	2,110
Other assets	658	705
Investment in and amounts due from consolidated subsidiaries	5,662	5,653
Total assets	10,459	10,402
Current liabilities	811	789
Liabilities held for sale	0
Liabilities of discontinued operations	226	235
Amounts due to consolidated subsidiaries	0	0
Other long-term liabilities	1,009	1,500
Long-term debt	3,330	3,325
Total liabilities	5,376	5,849
L3 shareholders' equity	5,083	4,553
Noncontrolling interests	0	0
Total equity	5,083	4,553
Total liabilities and equity	10,459	10,402
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	16	5	0	4
Billed receivables, net	244	261
Contracts in process	912	936
Prepaid expenses and other current assets	235	145
Assets held for sale	135
Assets of discontinued operations	0	0
Total current assets	1,542	1,347
Goodwill	2,932	2,785
Other assets	687	592
Investment in and amounts due from consolidated subsidiaries	6,310	5,563
Total assets	11,471	10,287
Current liabilities	832	833
Liabilities held for sale	17
Liabilities of discontinued operations	0	0
Amounts due to consolidated subsidiaries	0	0
Other long-term liabilities	729	192
Long-term debt	0	0
Total liabilities	1,578	1,025
L3 shareholders' equity	9,893	9,262
Noncontrolling interests	0	0
Total equity	9,893	9,262
Total liabilities and equity	11,471	10,287
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	285	203	165	142
Billed receivables, net	213	178
Contracts in process	315	228
Prepaid expenses and other current assets	124	124
Assets held for sale	0
Assets of discontinued operations	0	0
Total current assets	937	733
Goodwill	1,584	1,479
Other assets	321	287
Investment in and amounts due from consolidated subsidiaries	0	0
Total assets	2,842	2,499
Current liabilities	564	444
Liabilities held for sale	0
Liabilities of discontinued operations	0	0
Amounts due to consolidated subsidiaries	391	832
Other long-term liabilities	131	30
Long-term debt	0	0
Total liabilities	1,086	1,306
L3 shareholders' equity	1,756	1,193
Noncontrolling interests	0	0
Total equity	1,756	1,193
Total liabilities and equity	2,842	2,499
Eliminations [Member]
Current assets:
Cash and cash equivalents	(71)	(107)	$ (67)	$ (62)
Billed receivables, net	0	0
Contracts in process	0	0
Prepaid expenses and other current assets	0	0
Assets held for sale	0
Assets of discontinued operations	0	0
Total current assets	(71)	(107)
Goodwill	0	0
Other assets	0	0
Investment in and amounts due from consolidated subsidiaries	(11,972)	(11,216)
Total assets	(12,043)	(11,323)
Current liabilities	(71)	(107)
Liabilities held for sale	0
Liabilities of discontinued operations	0	0
Amounts due to consolidated subsidiaries	(391)	(832)
Other long-term liabilities	0	0
Long-term debt	0	0
Total liabilities	(462)	(939)
L3 shareholders' equity	(11,649)	(10,455)
Noncontrolling interests	68	71
Total equity	(11,581)	(10,384)
Total liabilities and equity	$ (12,043)	$ (11,323)